Property Plant and Equipment - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	$ 16,063,676	$ 16,672,544
Interest	1,587,227	2,063,630
Present Value	14,476,450	14,608,914
Less Than One Year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	2,779,080	2,459,000
Interest	612,806	659,212
Present Value	2,166,274	1,799,788
From One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	13,284,596	9,836,000
Interest	974,420	1,244,808
Present Value	$ 12,310,176	8,591,192
More Than Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross		4,377,544
Interest		159,610
Present Value		$ 4,217,934